                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM OPPORTUNITIES I FUND

                       Supplement dated September 16, 2002
                      to the Prospectus dated March 1, 2002
            as revised July 1, 2002 and as supplemented July 1, 2002


Effective October 1, 2002, AIM Opportunities I Fund will open to all investors.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM OPPORTUNITIES II FUND

                       Supplement dated September 16, 2002
                      to the Prospectus dated March 1, 2002
            as revised July 1, 2002 and as supplemented July 1, 2002


Effective October 1, 2002, AIM Opportunities II Fund will open to all investors.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM OPPORTUNITIES III FUND

                       Supplement dated September 16, 2002
                      to the Prospectus dated March 1, 2002
            as revised July 1, 2002 and as supplemented July 1, 2002


Effective October 1, 2002, AIM Opportunities III Fund will open to all investors.